Stockholders' Equity (Q3)	9 Months Ended
Sep. 30, 2021
Equity [Abstract]
Common Stock
11. Stockholders’ Equity
Preferred Stock
The Certificate of Incorporation, as amended as of April 28, 2021, and amended as of June 7, 2021, (the “Certificate of Incorporation”), authorizes the Company to issue 10 million shares of Preferred Stock with a par value of $0.0001 with such designation, rights and preferences as may be determined from time to time by the Company’s board of directors. As of September 30, 2021 there were no shares of preferred stock issued or outstanding.
Common Stock
The Certificate of Incorporation authorizes the Company to issue 850 million shares of $0.0001 par value of Common Stock. Holders of Common Stock are entitled to dividends, as and when, declared by the Board of Directors, subject to the rights of the holders of all classes of stock outstanding having priority rights as to dividends. There have been no dividends declared to date. The holders of the Common Stock are entitled to one vote for each share of Common Stock; provided that, except as otherwise required by law, holders of Common Stock (in such capacity) shall not be entitled to vote on any amendment to the Certificate of Incorporation that relates solely to the terms of one or more outstanding series of Preferred Stock if the holders of such affected series are entitled, either separately or together with the holders of one or more other such series, to vote thereon pursuant to the Certificate of Incorporation.
In March 2020, the Company sold 9,162,976 shares of common stock at $3.27 per share for an aggregate purchase price of $30.0 million. The proceeds are available for working capital and other corporate purposes.
On April 30, 2021, the Company closed on its IPO in which we issued and sold 19,840,000 shares of our common stock at a public offering price of $13.00 per share. We received aggregate proceeds of $241.2 million from the IPO, net of approximately $16.8 million in underwriting discount and commissions and before offering costs.
The Company used $54.2 million of net proceeds from the IPO to purchase and retire an aggregate of 4,455,384 shares of our common stock, of which 2,191,557 was a repurchase of common shares and 2,263,827 shares were from the settlement of certain vested RSUs and common shares exercised from options in connection with the IPO offering.
The Company is using the proceeds from the IPO for general corporate purposes, including working capital and operating expenses. We may also use a portion of such proceeds to acquire or invest in businesses, products, services or technologies; however, we do not have binding agreements for any material acquisitions or investments at this time though, we would expect to use a portion of such proceeds to provide funding for future development capital in connection with the multi project opportunity for 1.7 gigawatts (“GWs”) of projects using our tracker systems.
Treasury Stock
On July 21, 2020, the Company’s Board of Directors approved a share repurchase of 9,896,666 shares of common stock for an aggregate price of $0 from founders of the Company. The repurchase of these shares are recorded as treasury stock on the Company’s Condensed Consolidated Balance Sheets as of December 31, 2020 and the shares will be added to the overall pool of stock available to be utilized for future option/stock award issuances to other employees of the organization.
On January 8, 2021, the Company’s Board of Directors approved a share repurchase of 148,440 shares of common stock for an aggregate price of $0 from founders of the Company. The repurchase of these shares are recorded as treasury stock on the Company’s Condensed Consolidated Balance Sheets as of the period ended September 30, 2021 and the shares will be added to the overall pool of stock available to be utilized for future option/stock award issuances to other employees of the organization.
On April 5, 2021, the Company’s Board of Directors approved a share repurchase of 717,460 shares of common stock for an aggregate price of $0 from founders of the Company. The repurchase of these shares are recorded as treasury stock on the Company’s Consolidated Balance Sheets as of the period ended September 30, 2021 and the shares will be added to the overall pool of stock available to be utilized for future option/stock award issuances to other employees of the organization.